Financial Risk Management and Fair Values of Financial Instruments - Summary of Movements in Relation to Loss Allowance for Contract Assets, Accounts Receivable and Other Receivables (Detail)
$ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)
Disclosure of detailed information about financial instruments [Line Items]
Financial assets beginning balance	$ 20,587,762
Provision for impairment loss	(10,000)	$ (319)
Financial assets ending balance	21,293,129		$ 20,587,762
Contract assets [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets beginning balance	(119)		(174)	$ (229)
Provision for impairment loss	52
Reversal of impairment loss			55	55
Financial assets ending balance	(171)		(119)	(174)
Accounts receivable including related parties [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets beginning balance	(1,490)		(2,454)	(2,669)
Provision for impairment loss	323
Reversal of impairment loss			964	215
Financial assets ending balance	(1,813)		(1,490)	(2,454)
Other receivable including related parties [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets beginning balance	(12)		(13)	(45)
Provision for impairment loss	4
Reversal of impairment loss			1	32
Financial assets ending balance	$ (16)		$ (12)	$ (13)